UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06515

Morgan Stanley Global Fixed Income Opportunities Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	January 31, 2018

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments • January 31, 2018 (unaudited)

	PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE

		Corporate Bonds (39.9%)
		Australia (1.6%)
		Consumer, Non-Cyclical
	$950	Transurban Finance Co., Pty Ltd. (a)	3.375%	03/22/27	$911,940

		Energy
	1,200	APT Pipelines Ltd. (a)	4.20	03/23/25	1,229,040
EUR	1,400	Origin Energy Finance Ltd.	7.875	06/16/71	1,786,480
					3,015,520
		Finance
	1,800	Commonwealth Bank of Australia	2.00	04/22/27	2,314,100

		Industrials
	1,850	Aurizon Network Pty Ltd.	3.125	06/01/26	2,592,157
		Total Australia			8,833,717

		Austria (0.2%)
		Finance
	600	Vienna Insurance Group AG Wiener Versicherung Gruppe	5.50	10/09/43	917,041

		Belgium (0.4%)
		Basic Materials
	1,000	Solvay Finance SA	5.118	(b)	1,395,521
	700	Solvay Finance SA	5.425	(b)	1,032,038
		Total Belgium			2,427,559

		Brazil (1.0%)
		Consumer, Non-Cyclical
	$1,225	Minerva Luxembourg SA (a)(c)	5.875	01/19/28	1,190,149

		Energy
	2,700	Petrobras Global Finance BV	6.125	01/17/22	2,884,950

		Finance
	450	Banco Daycoval SA (a)	5.75	03/19/19	459,000
	1,100	Itau Unibanco Holding SA (a)	6.125	(b)	1,119,745
					1,578,745
		Total Brazil			5,653,844

		Canada (0.6%)
		Basic Materials
	1,210	Eldorado Gold Corp. (a)	6.125	12/15/20	1,191,850
	1,000	IAMGOLD Corp. (a)	7.00	04/15/25	1,045,000
					2,236,850
		Energy
	1,425	Baytex Energy Corp. (a)	5.125	06/01/21	1,385,813
		Total Canada			3,622,663

		Chile (0.3%)
		Consumer, Non-Cyclical
	425	Cencosud SA (a)(c)	6.625	02/12/45	471,178

		Energy
	1,300	Geopark Ltd. (a)	6.50	09/21/24	1,345,500
		Total Chile			1,816,678

		China (0.1%)
		Communications
	630	Baidu, Inc.	2.875	07/06/22	618,421

		Denmark (0.0%) (d)
		Finance
DKK	(e)	Nordea Kredit Realkreditaktieselskab, Series ANN	5.00		07/01/29	—@

		France (1.7%)
		Communications
	$500	SFR Group SA (a)	6.00		05/15/22	488,600

		Consumer, Non-Cyclical
EUR	500	Eurofins Scientific SE	4.875		(b)	690,410

		Energy
400		TOTAL SA	2.708		(b)	529,761
250		TOTAL SA	3.875		(b)	346,265
	$600	TOTAL SA, Series FP	0.50		12/02/22	630,438
						1,506,464
		Finance
875		BPCE SA (a)	5.15		07/21/24	936,876
EUR	1,400	Credit Agricole Assurances SA	4.50		(b)	1,997,922
						2,934,798
		Industrials
1,300		Airbus SE, Series AIR	0.00	(f)	07/01/22	1,916,400
1,000		Safran SA, Series SAF	0.00	(f)	12/31/20	1,305,254
						3,221,654
		Utilities
500		Electricite de France SA	5.00		(b)	691,991
		Total France				9,533,917

		Germany (2.5%)
		Basic Materials
	$1,250	BASF SE, Series BAS	0.925		03/09/23	1,282,812

		Communications
EUR	800	Unitymedia Hessen GmbH & Co., KG/Unitymedia NRW GmbH	4.00		01/15/25	1,052,040

		Consumer, Cyclical
500		Volkswagen International Finance N.V.	4.625		(b)	704,802
1,500		Volkswagen International Finance N.V., Series 10Y	1.875		03/30/27	1,902,398
						2,607,200
		Finance
	$2,550	Deutsche Bank AG	2.70		07/13/20	2,529,558
2,625		Deutsche Bank AG	3.15		01/22/21	2,622,627
EUR	1,200	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6.00		05/26/41	1,755,958
1,100		Vonovia Finance BV	4.625		04/08/74	1,431,312
						8,339,455
		Utilities
GBP	500	RWE AG	7.00		(b)	747,760
		Total Germany				14,029,267

		India (0.4%)
		Energy
	$2,060	ONGC Videsh Vankorneft Pte Ltd.	3.75		07/27/26	2,020,804

		Ireland (0.3%)
		Finance
500		AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.75		05/15/19	506,842

		Industrials
1,000		Park Aerospace Holdings Ltd. (a)	5.25		08/15/22	991,250
		Total Ireland				1,498,092

		Israel (0.3%)
		Consumer, Non-Cyclical
1,300		Teva Pharmaceutical Finance Netherlands III BV	2.20		07/21/21	1,212,426
875		Teva Pharmaceutical Finance Netherlands III BV (c)	3.15		10/01/26	728,354
		Total Israel				1,940,780

		Italy (0.7%)
		Communications
EUR	415	Telecom Italia Finance SA	7.75		01/24/33	804,702

		Finance
1,100		Assicurazioni Generali SpA	10.125		07/10/42	1,882,962
	$1,000	Intesa Sanpaolo SpA (a)	6.50		02/24/21	1,095,070
						2,978,032
		Total Italy				3,782,734

		Jamaica (0.2%)
		Communications
1,000		Digicel Ltd.	6.00		04/15/21	993,750

		Japan (0.2%)
		Consumer, Cyclical
JPY	100,000	Sony Corp., Series 6	0.00	(f)	09/30/22	1,138,133

		Jersey (0.1%)
		Finance
GBP	400	Derwent London Capital No. 2 Jersey Ltd., Series DLN	1.125		07/24/19	594,917

		Kazakhstan (0.2%)
		Energy
	$1,130	Nostrum Oil & Gas Finance BV	8.00		07/25/22	1,199,889

		Mexico (0.4%)
		Basic Materials
1,382		Mexichem SAB de CV (a)	5.50		01/15/48	1,349,178

		Communications
EUR	800	America Movil SAB de CV	0.00	(f)	05/28/20	985,790
		Total Mexico				2,334,968

		Netherlands (1.5%)
		Basic Materials
250		Constellium N.V.	4.625		05/15/21	317,509

		Finance
450		Aegon N.V.	4.00		04/25/44	628,105
1,400		ASR Nederland N.V.	5.00		(b)	2,042,664
1,825		Cooperatieve Rabobank UA	5.50		(b)	2,487,478
	$1,325	ING Bank N.V. (a)	5.80		09/25/23	1,466,681
EUR	1,200	NN Group	4.50		(b)	1,691,056
						8,315,984
		Total Netherlands				8,633,493

		Norway (0.5%)
		Finance
	$3,025	DNB Bank ASA (a)	2.125		10/02/20	2,978,853

		Portugal (0.3%)
		Utilities
EUR	1,000	EDP - Energias de Portugal SA	5.375		09/16/75	1,391,485

		Spain (1.5%)
		Communications
700		Telefonica Europe BV	5.875		(b)	1,031,173

		Energy
500		Repsol International Finance BV	4.50		03/25/75	702,908

		Finance
1,000		Banco Bilbao Vizcaya Argentaria SA	6.75		(b)	1,352,394
900		Banco Santander SA	6.25		(b)	1,166,398
	$800	Banco Santander SA	6.375		(b)	819,284
EUR	1,000	Santander Issuances SAU	3.125		01/19/27	1,361,551
						4,699,627
		Utilities
500		Gas Natural Fenosa Finance BV	3.375		(b)	651,426
1,200		IE2 Holdco SAU	2.875		06/01/26	1,615,274
						2,266,700
		Total Spain				8,700,408

		Sweden (0.3%)
		Diversified
SEK	12,000	Industrivarden AB, Series ICA	0.00	(f)	05/15/19	1,641,935

		Switzerland (0.8%)
		Basic Materials
	$575	Glencore Funding LLC (a)	3.875		10/27/27	563,960

		Finance
1,125		Credit Suisse Group Funding Guernsey Ltd.	4.55		04/17/26	1,186,888
950		UBS AG	5.125		05/15/24	1,002,343
1,450		UBS Group Funding Switzerland AG (a)	3.491		05/23/23	1,459,112
						3,648,343
		Total Switzerland				4,212,303

		Taiwan (0.3%)
		Technology
1,600		United Microelectronics Corp.	0.00	(f)	05/18/20	1,764,000

		United Arab Emirates (0.3%)
		Finance
EUR	1,600	Aabar Investments PJSC, Series UCG	0.50		03/27/20	1,882,249

		United Kingdom (2.4%)
		Communications
750		Vodafone Group PLC	2.20		08/25/26	997,071

		Consumer, Cyclical
1,500		International Consolidated Airlines Group SA, Series IAG	0.625		11/17/22	1,820,888
850		International Game Technology PLC	4.75		02/15/23	1,187,205
GBP	750	Jaguar Land Rover Automotive PLC	3.875		03/01/23	1,108,319
500		John Lewis PLC	4.25		12/18/34	761,830
						4,878,242
		Consumer, Non-Cyclical
1,000		J Sainsbury PLC, Series SBRY	1.25		11/21/19	1,441,147

		Finance
EUR	400	Aviva PLC	3.875		07/03/44	561,261
900		Lloyds Banking Group PLC	6.375		(b)	1,227,710
GBP	500	Nationwide Building Society	6.875		(b)	749,323
	$1,425	Santander UK PLC (a)	5.00		11/07/23	1,505,750
						4,044,044
		Industrials
1,080		CEVA Group PLC (a)	4.00		05/01/18	1,081,833

		Utilities
GBP	750	NGG Finance PLC	5.625		06/18/73	1,218,034
		Total United Kingdom				13,660,371

	United States (20.8%)
	Basic Materials
$500	International Wire Group, Inc. (a)	10.75	08/01/21	465,000
517	MSCI, Inc. (a)	4.75	08/01/26	528,632
750	Prince Mineral Holding Corp. (a)(c)	11.50	12/15/19	776,719
				1,770,351
	Communications
1,301	AT&T, Inc.	4.50	03/09/48	1,230,676
1,175	AT&T, Inc.	5.15	02/14/50	1,193,192
500	Cable One, Inc. (a)	5.75	06/15/22	516,250
900	Charter Communications Operating LLC/Charter Communications Operating Capital	4.908	07/23/25	942,416
750	CSC Holdings LLC	5.25	06/01/24	733,125
1,475	Finisar Corp. (c)	0.50	12/15/36	1,342,052
700	Gray Television, Inc. (a)	5.125	10/15/24	705,250
500	Lamar Media Corp.	5.00	05/01/23	513,750
1,000	MDC Partners, Inc. (a)	6.50	05/01/24	1,012,500
500	Midcontinent Communications/Midcontinent Finance Corp. (a)	6.875	08/15/23	532,500
1,100	Priceline Group, Inc. (The) (c)	0.90	09/15/21	1,322,064
1,100	Sprint Capital Corp.	6.875	11/15/28	1,139,875
800	Verizon Communications, Inc.	4.672	03/15/55	787,333
1,400	Viavi Solutions, Inc.	0.625	08/15/33	1,435,107
1,225	Zillow Group, Inc.	2.00	12/01/21	1,381,240
				14,787,330
	Consumer Discretionary
2,297	Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC (a)	3.36	03/20/23	2,311,230

	Consumer, Cyclical
927	American Axle & Manufacturing, Inc. (a)(c)	6.50	04/01/27	973,350
1,000	Century Communities, Inc.	5.875	07/15/25	1,016,250
427	CVS Pass-Through Trust (a)	4.163	08/11/36	428,428
2,225	Delta Air Lines, Inc.	2.875	03/13/20	2,226,682
785	Ferrellgas LP/Ferrellgas Finance Corp. (c)	6.75	01/15/22	759,487
1,500	Ford Motor Credit Co., LLC	3.096	05/04/23	1,464,568
1,000	General Motors Financial Co., Inc.	2.35	10/04/19	994,507
1,400	General Motors Financial Co., Inc.	4.30	07/13/25	1,432,709
500	Global Partners LP/GLP Finance Corp.	6.25	07/15/22	513,125
425	Global Partners LP/GLP Finance Corp.	7.00	06/15/23	440,938
982	Hanesbrands, Inc. (a)	4.875	05/15/26	996,730
1,100	Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. (a)	6.75	11/15/21	1,160,500
166	JC Penney Corp., Inc. (c)	8.125	10/01/19	173,885
1,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (a)	5.25	06/01/26	1,022,500
575	Lear Corp.	5.25	01/15/25	610,373
1,000	Lions Gate Entertainment Corp. (a)	5.875	11/01/24	1,068,750
475	MGM Resorts International	6.00	03/15/23	514,188
3,904	Resort at Summerlin LP, Series B (g)(h)(i)(j)(k)(l)	13.00	12/15/07	0
1,000	Rite Aid Corp. (a)(c)	6.125	04/01/23	936,250
1,050	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. (a)	6.125	08/15/21	1,044,750
600	RSI Home Products, Inc. (a)	6.50	03/15/23	631,500
500	Sonic Automotive, Inc.	5.00	05/15/23	488,750
750	Speedway Motorsports, Inc.	5.125	02/01/23	766,875
975	Wolverine World Wide, Inc. (a)	5.00	09/01/26	987,187
				20,652,282
	Consumer, Non-Cyclical
1,200	Acadia Healthcare Co., Inc.	5.125	07/01/22	1,221,000
1,150	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (c)	5.50	04/01/23	1,162,937

1,525	Becton Dickinson and Co.	2.894		06/06/22	1,500,760
500	Central Garden & Pet Co.	6.125		11/15/23	530,625
1,000	DexCom, Inc. (a)	0.75		05/15/22	948,017
625	Express Scripts Holding Co.	4.80		07/15/46	667,131
525	HCA, Inc.	4.50		02/15/27	524,344
975	Illumina, Inc.	0.00	(f)	06/15/19	1,072,819
1,050	Intercept Pharmaceuticals, Inc.	3.25		07/01/23	838,322
950	Ionis Pharmaceuticals, Inc.	1.00		11/15/21	1,016,885
925	Jazz Investments I Ltd. (c)	1.875		08/15/21	951,444
750	Lamb Weston Holdings, Inc. (a)	4.875		11/01/26	766,875
850	Mallinckrodt International Finance SA/Mallinckrodt CB LLC (a)(c)	4.875		04/15/20	830,875
1,025	Molson Coors Brewing Co.	2.25		03/15/20	1,015,527
1,050	Neurocrine Biosciences, Inc. (a)	2.25		05/15/24	1,415,632
611	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	5.875		01/15/24	649,988
400	Quintiles IMS, Inc. (a)	4.875		05/15/23	416,000
800	Tenet Healthcare Corp. (a)	5.125		05/01/25	792,000
					16,321,181
	Diversified
1,150	PetSmart, Inc. (a)	7.125		03/15/23	728,812

	Energy
675	MPLX LP	4.00		02/15/25	683,170
750	Rockies Express Pipeline LLC (a)	6.875		04/15/40	882,188
1,070	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (a)	5.50		09/15/24	1,099,425
					2,664,783
	Finance
1,475	Bank of America Corp.	2.738		01/23/22	1,461,997
375	Bank of America Corp.	6.11		01/29/37	471,432
2,425	Bank of America Corp., MTN	4.25		10/22/26	2,512,616
4,020	Capital One Financial Corp.	2.50		05/12/20	3,994,488
1,500	Citigroup, Inc.	3.142		01/24/23	1,501,685
3,000	Citigroup, Inc.	3.887		01/10/28	3,066,769
925	Citigroup, Inc.	5.50		09/13/25	1,028,959
3,225	Citizens Bank NA	2.25		10/30/20	3,182,762
1,375	Colony NorthStar, Inc.	5.00		04/15/23	1,365,426
1,000	Discover Financial Services	3.75		03/04/25	996,685
775	Extra Space Storage LP (a)(c)	3.125		10/01/35	837,466
2,240	Goldman Sachs Group, Inc. (The)	2.60		04/23/20	2,235,319
1,330	Goldman Sachs Group, Inc. (The)	6.75		10/01/37	1,757,689
875	Hunt Cos., Inc. (a)(m)	6.25		02/15/26	877,188
1,050	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.75		02/01/24	1,095,938
500	iStar, Inc.	6.50		07/01/21	517,500
1,200	Jefferies Finance LLC/JFIN Co-Issuer Corp. (a)	6.875		04/15/22	1,236,000
1,825	JPMorgan Chase & Co.	4.125		12/15/26	1,892,244
1,149	Kennedy-Wilson, Inc.	5.875		04/01/24	1,180,597
2,050	Metropolitan Life Global Funding I (a)	2.40		01/08/21	2,034,507
1,000	Post Holdings, Inc. (a)	5.00		08/15/26	978,750
650	Provident Funding Associates LP/PFG Finance Corp. (a)	6.375		06/15/25	676,813
1,375	Spirit Realty Capital, Inc.	3.75		05/15/21	1,414,137
1,225	Synchrony Financial	2.60		01/15/19	1,227,921
					37,544,888
	Industrials
400	CTP Transportation Products LLC/CTP Finance, Inc. (a)	8.25		12/15/19	394,000
1,350	General Electric Co., Series D	5.00		(b)	1,368,562
521	JB Poindexter & Co., Inc. (a)	9.00		04/01/22	541,189
705	Kenan Advantage Group, Inc. (The) (a)	7.875		07/31/23	734,963

1,250		SBA Communications Corp.	4.875		09/01/24	1,246,875
500		Standard Industries, Inc. (a)	5.375		11/15/24	520,000
600		Summit Materials LLC/Summit Materials Finance Corp.	6.125		07/15/23	622,500
400		Summit Materials LLC/Summit Materials Finance Corp.	8.50		04/15/22	442,000
700		XPO Logistics, Inc. (a)(c)	6.125		09/01/23	741,125
						6,611,214
		Technology
1,375		Akamai Technologies, Inc.	0.00	(f)	02/15/19	1,385,237
1,000		Allscripts Healthcare Solutions, Inc.	1.25		07/01/20	1,079,750
2,625		Dell International LLC/EMC Corp. (a)	3.48		06/01/19	2,649,062
750		First Data Corp. (a)	5.75		01/15/24	778,125
1,275		Nuance Communications, Inc.	1.00		12/15/35	1,244,952
700		QUALCOMM, Inc.	1.85		05/20/19	695,625
EUR	900	Quintiles IMS, Inc.	3.25		03/15/25	1,143,633
$1,475		ServiceNow, Inc. (a)	0.00	(f)	06/01/22	1,811,836
1,375		Verint Systems, Inc.	1.50		06/01/21	1,340,398
						12,128,618
		Utilities
765		NGL Energy Partners LP/NGL Energy Finance Corp.	6.125		03/01/25	767,869
1,000		NRG Energy, Inc.	6.625		01/15/27	1,063,000
						1,830,869
		Total United States				117,351,558
		Total Corporate Bonds (Cost $219,674,154)				225,173,829

		Sovereign (26.9%)
		Argentina (2.4%)
ARS	92,000	Argentina POM Politica Monetaria	27.778	(n)	06/21/20	5,172,098
$1,100		Argentine Republic Government International Bond	6.875		01/11/48	1,066,312
2,600		Argentine Republic Government International Bond	7.50		04/22/26	2,861,300
1,800		Provincia de Buenos Aires (c)	7.875		06/15/27	1,921,500
2,500		Provincia de Entre Rios Argentina (a)	8.75		02/08/25	2,631,250
		Total Argentina				13,652,460

		Australia (1.4%)
AUD	9,500	Australia Government Bond	2.75		11/21/27	7,628,558

		Bermuda (0.1%)
$530		Bermuda Government International Bond (a)	4.854		02/06/24	570,540

		Brazil (1.7%)
BRL	29,800	Brazil Notas do Tesouro Nacional, Series F	10.00		01/01/27	9,524,686

		Cyprus (1.6%)
EUR	5,200	Cyprus Government International Bond	3.875		05/06/22	7,247,248
1,200		Cyprus Government International Bond	4.25		11/04/25	1,743,379
		Total Cyprus				8,990,627

		Dominican Republic (0.5%)
$2,700		Dominican Republic International Bond	5.50		01/27/25	2,828,250

		Ecuador (0.3%)
1,740		Ecuador Government International Bond (a)	8.875		10/23/27	1,900,950

		Egypt (0.6%)
3,000		Egypt Government International Bond (a)(c)	7.50		01/31/27	3,359,850

		Greece (1.7%)
EUR	3,000	Hellenic Republic Government Bond	3.90		01/30/33	3,599,836
4,700		Hellenic Republic Government Bond (a)	4.375		08/01/22	6,207,890
		Total Greece				9,807,726

		Hungary (1.4%)
HUF	1,100,000	Hungary Government Bond	3.00		10/27/27	4,650,018

600,000		Hungary Government Bond	5.50		06/24/25	2,991,072
		Total Hungary				7,641,090

		India (0.5%)
$3,100		Export-Import Bank of India (a)(m)	3.875		02/01/28	3,083,979

		Indonesia (2.5%)
2,600		Indonesia Government International Bond (a)	5.875		01/15/24	2,943,411
IDR	27,652,000	Indonesia Treasury Bond	8.25		07/15/21	2,242,800
98,132,000		Indonesia Treasury Bond	9.00		03/15/29	8,808,740
		Total Indonesia				13,994,951

		Jamaica (0.5%)
$2,400		Jamaica Government International Bond (c)	7.625		07/09/25	2,855,136

		Kazakhstan (0.5%)
700		KazMunayGas National Co., JSC	6.375		04/09/21	758,605
1,800		KazMunayGas National Co., JSC	6.375		04/09/21	1,950,700
		Total Kazakhstan				2,709,305

		Malaysia (0.8%)
MYR	16,900	Malaysia Government Bond	3.955		09/15/25	4,323,261

		Mexico (1.2%)
MXN	90,000	Mexican Bonos, Series M	5.75		03/05/26	4,307,215
$2,500		Petroleos Mexicanos	4.875		01/18/24	2,589,750
		Total Mexico				6,896,965

		Peru (1.2%)
PEN	20,000	Peru Government Bond (a)	6.15		08/12/32	6,930,609

		Poland (1.3%)
PLN	25,000	Republic of Poland Government Bond	2.25		04/25/22	7,399,713

		Portugal (2.6%)
EUR	1,700	Portugal Obrigacoes do Tesouro OT (a)	2.125		10/17/28	2,147,381
8,500		Portugal Obrigacoes do Tesouro OT (a)	4.125		04/14/27	12,674,951
		Total Portugal				14,822,332

		Russia (1.7%)
RUB	541,000	Russian Federal Bond - OFZ	7.00		08/16/23	9,698,235

		South Africa (1.4%)
ZAR	97,000	South Africa Government Bond	8.00		01/31/30	7,618,605

		Ukraine (0.9%)
$600		Ukraine Government International Bond (a)	7.375		09/25/32	610,174
1,400		Ukraine Government International Bond	7.75		09/01/22	1,528,166
1,950		Ukraine Government International Bond	7.75		09/01/26	2,087,709
950		Ukraine Government International Bond	7.75		09/01/26	1,017,089
		Total Ukraine				5,243,138

		United States (0.1%)
400		Shape Technologies Group, Inc. (a)	7.625		02/01/20	409,500
		Total Sovereign (Cost $142,912,478)				151,890,466

		Agency Fixed Rate Mortgages (0.0%) (d)
1		Federal Home Loan Mortgage Corporation, Gold Pool:	6.50		10/01/32	871
		Federal National Mortgage Association, Conventional Pools:
47			6.50		05/01/28–09/01/32	53,368
6			7.00		08/01/29–11/01/32	5,090
		Government National Mortgage Association, Various Pools:
14			7.50		07/20/25	15,454
56			8.00		02/15/22–05/15/30	55,850
		Total Agency Fixed Rate Mortgages (Cost $123,490)				130,633

		Asset-Backed Securities (9.7%)
1,466		ABFC Trust, 1 Month USD LIBOR + 1.05%	2.611	(n)	08/25/33	1,453,489

1,961	Accredited Mortgage Loan Trust, 1 Month USD LIBOR + 0.60%	2.161	(n)	04/25/34	1,896,849
271	Asset-Backed Securities Corp. Home Equity Loan Trust, 1 Month USD LIBOR + 0.19%	1.751	(n)	03/25/36	243,955
702	Bear Stearns Asset-Backed Securities I Trust, 1 Month USD LIBOR + 0.26%	1.821	(n)	10/25/36	637,369
406	Bear Stearns Asset-Backed Securities Trust, 1 Month USD LIBOR + 0.32%	1.881	(n)	01/25/47	404,426
859	Business Loan Express Business Loan Trust, 1 Month USD LIBOR + 0.40% (a)	1.961	(n)	10/20/40	814,447
800	Citigroup Mortgage Loan Trust, Inc., 1 Month USD LIBOR + 2.00% (a)	3.561	(n)	07/25/44	817,164
2,000	Colony American Homes, 1 Month LIBOR + 3.00% (a)	4.554	(n)	07/17/32	2,016,313
1,300	Conn Funding II LP (a)	7.40		10/15/21	1,312,851
1,294	Credit-Based Asset Servicing & Securitization LLC, 1 Month USD LIBOR + 0.15%	1.711	(n)	05/25/36	1,063,048
1,794	CWABS Asset-Backed Certificates Trust, 1 Month USD LIBOR + 0.24%	1.801	(n)	10/25/46	1,689,673
1,001	EMC Mortgage Loan Trust, 1 Month LIBOR + 1.00% (a)	2.561	(n)	11/25/30	960,588
1,912	Equity One Mortgage Pass-Through Trust, 1 Month USD LIBOR + 0.48%	2.041	(n)	07/25/34	1,795,889
1,550	Finance of America Structured Securities Trust (a)	6.00	(n)	11/25/27	1,494,138
1,250	GLS Auto Receivables Trust (a)	5.02		01/15/25	1,249,561
2,769	GMAT Trust (a)	4.25		09/25/20	2,791,742
	GSAA Home Equity Trust
566		6.002		11/25/36	379,562
1,117		6.099		03/25/37	516,224
1,000	Home Partners of America Trust, 1 Month LIBOR + 3.78% (a)	5.34	(n)	10/17/33	1,021,953
450	InSite Issuer LLC (a)	6.414		11/15/46	453,342
	Invitation Homes Trust
2,000	1 Month LIBOR + 3.15% (a)	4.706	(n)	06/17/32	2,019,262
1,800	1 Month LIBOR + 4.30% (a)	5.86	(n)	03/17/32	1,815,175
1,700	1 Month LIBOR + 4.75% (a)	6.31	(n)	08/17/32	1,732,567
	MASTR Asset-Backed Securities Trust
1,943	1 Month USD LIBOR + 0.05%	1.611	(n)	08/25/36	1,038,532
2,492	1 Month USD LIBOR + 0.24%	1.801	(n)	08/25/36	1,370,203
446	MASTR Specialized Loan Trust, 1 Month LIBOR + 0.35% (a)	1.911	(n)	05/25/37	382,167
1,075	METAL LLC (Cayman Islands) (a)	4.581		10/15/42	1,075,357
1,684	MFA Trust (a)	3.352		11/25/47	1,678,433
896	Nationstar Home Equity Loan Trust, 1 Month USD LIBOR + 0.25%	1.811	(n)	04/25/37	895,485
800	NRZ Excess Spread-Collateralized Notes (a)	4.374		01/25/23	801,431
1,000	Oak Hill Advisors Residential Loan Trust (a)	4.875		07/25/57	996,956
2,868	Oakwood Mortgage Investors, Inc.	7.405	(n)	06/15/31	1,078,821
874	Option One Mortgage Loan Trust, 1 Month USD LIBOR + 0.795%	2.356	(n)	05/25/34	854,646
1,395	Ownit Mortgage Loan Trust, 1 Month USD LIBOR + 0.27%	1.831	(n)	03/25/37	1,309,267
	PNMAC GMSR Issuer Trust
700	(a)	5.561	(n)	08/25/23	701,269
1,700	1 Month USD LIBOR + 4.75% (a)	6.311	(n)	02/25/50	1,702,387
1,538	Pretium Mortgage Credit Partners I LLC (a)	3.327	(n)	12/30/32	1,532,898
566	RAMP Trust, 1 Month USD LIBOR + 0.32%	1.881	(n)	11/25/35	488,191
481	Stanwich Mortgage Loan Co., LLC (a)	3.598		03/16/22	480,960
	Tricon American Homes Trust
1,000	(a)	4.216		01/17/36	996,768
600	(a)	5.151		09/17/34	604,980
1,436	Truman Capital Mortgage Loan Trust, 1 Month USD LIBOR + 0.26% (a)	1.821	(n)	03/25/36	1,407,634

1,300	Veros Automobile Receivables Trust (a)	3.98		04/17/23	1,286,960
856	VOLT LXII LLC (a)	3.125		09/25/47	855,669
1,691	VOLT LXIV LLC (a)	3.375		10/25/47	1,692,660
93	VOLT NPL X LLC (a)	4.75		10/26/54	93,142
266	VOLT XL LLC (a)	4.375		11/27/45	267,477
2,424	VOLT XXV LLC (a)	3.50		06/26/45	2,432,335
	Total Asset-Backed Securities (Cost $53,385,515)				54,604,215

	Collateralized Mortgage Obligations - Agency Collateral Series (0.6%)
	Federal Home Loan Mortgage Corporation
719	1 Month LIBOR + 5.05%	6.614	(n)	07/25/23	725,928
548	1 Month LIBOR + 5.25% (a)	6.814	(n)	07/25/26	557,774
	IO
8,438		0.952	(n)	01/25/31	735,524
12,000		1.705	(n)	01/25/41	878,199
	Federal National Mortgage Association,
	IO REMIC
2,054		1.832	(n)	03/25/44	108,679
3,325		1.843	(n)	10/25/39	158,191
746	6.55% - 1 Month LIBOR	4.989	(n)	08/25/41	105,915
2,209	Government National Mortgage Association, IO, 6.25% - 1 Month LIBOR	4.689	(n)	12/20/42	340,022
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $3,269,777)				3,610,232

	Commercial Mortgage-Backed Securities (4.0%)
633	BAMLL Commercial Mortgage Securities Trust, 1 Month LIBOR + 5.50% (a)	7.06	(n)	12/15/31	608,822
1,000	BBCMS Trust, 1 Month LIBOR + 3.75% (a)	5.31	(n)	08/15/27	1,003,300
	COMM Mortgage Trust
490	(a)	4.067	(n)	03/10/46	449,689
139	(a)	4.735	(n)	07/15/47	121,391
473	(a)	4.747	(n)	11/10/46	450,191
1,300	1 Month LIBOR + 3.25% (a)	4.803	(n)	02/13/32	1,317,875
	Commercial Mortgage Pass-Through Certificates
335	(a)	4.597	(n)	02/10/47	311,041
	IO
4,683		0.797	(n)	02/10/47	121,629
1,908	COOF Securitization Trust, IO (a)	2.594	(n)	10/25/40	182,115
17,585	COOF Securitization Trust II, IO (a)	2.197	(n)	08/25/41	1,241,777
1,500	CSMC Trust, 1 Month LIBOR + 4.00% (a)	5.559	(n)	04/15/29	1,510,084
1,500	GS Mortgage Securities Trust (a)	4.51	(n)	11/10/47	1,321,248
900	GSCCRE Commercial Mortgage Trust, 1 Month LIBOR + 5.25% (a)	6.81	(n)	08/15/32	911,247
443	InTown Hotel Portfolio Trust (a)(m)	3.61	(n)	01/15/33	445,340
	JP Morgan Chase Commercial Mortgage Securities Trust
490	(a)	4.572	(n)	07/15/47	413,555
1,000	1 Month LIBOR + 3.25% (a)	4.81	(n)	11/15/31	1,003,122
800	1 Month LIBOR + 3.75% (a)	5.31	(n)	11/15/31	802,701
515	(a)	6.312	(n)	02/12/51	525,871
	IO
6,276		1.098	(n)	07/15/47	238,856
	JPMBB Commercial Mortgage Securities Trust
600	(a)	3.844	(n)	02/15/48	482,553
236	(a)	3.958	(n)	09/15/47	203,424
405	(a)	4.661	(n)	04/15/47	362,956
1,170	(a)	4.662	(n)	08/15/47	1,002,165
1,004	(a)	5.081	(n)	11/15/45	980,702
	IO
3,828		1.066	(n)	08/15/47	197,256

		KGS-Alpha SBA COOF Trust,
		IO
	2,862	(a)	2.434	(n)	07/25/41	330,089
	2,381	(a)	3.247	(n)	04/25/40	197,697
GBP	725	Logistics PLC, 3 Month GBP LIBOR + 3.40% (United Kingdom) (a)	3.926	(n)	08/20/25	1,030,890
EUR	1,200	Taurus Ltd., 3 Month EURIBOR + 4.50% (Germany)	4.40	(n)	02/01/26	1,504,573
		Wells Fargo Commercial Mortgage Trust
$175		(a)	3.938		08/15/50	144,637
	900	(a)	4.364	(n)	04/15/50	739,534
	803	WFCG Commercial Mortgage Trust, 1 Month LIBOR + 3.141% (a)	4.70	(n)	11/15/29	805,485
		WFRBS Commercial Mortgage Trust
	108	(a)	3.692		11/15/47	75,898
	505	(a)	3.803	(n)	11/15/47	406,948
	153	(a)	3.986		05/15/47	119,851
	419	(a)	3.992	(n)	10/15/57	337,360
	250	(a)	4.135	(n)	05/15/45	230,724
	541	(a)	5.028	(n)	09/15/46	514,218
		Total Commercial Mortgage-Backed Securities (Cost $22,685,093)				22,646,814

		Mortgages - Other (10.6%)
		Alba PLC
GBP	400	1 Month GBP LIBOR + 2.10%	2.594	(n)	04/24/49	565,735
	670	1 Month GBP LIBOR + 2.70%	3.194	(n)	04/24/49	936,139
		Alternative Loan Trust
$282		1 Month USD LIBOR + 0.16%	1.721	(n)	02/25/47	272,454
	195	1 Month USD LIBOR + 0.18%	1.741	(n)	05/25/47	190,692
	494	1 Month USD LIBOR + 0.50%	2.061	(n)	10/25/35	398,628
	289		2.837	(n)	10/25/35	251,261
	408		3.059	(n)	05/25/36	327,218
	155		3.279	(n)	08/25/35	144,432
	36		5.50		02/25/36	32,413
	146		6.00		04/25/36	116,399
	556		6.00		04/25/36	440,478
	276		6.00		07/25/37	252,769
		PAC
	28		5.50		02/25/36	24,912
	77		6.00		04/25/36	66,202
		American Home Mortgage Investment Trust
	237	(a)	6.60		01/25/37	115,974
		IO
	3,073		2.078		05/25/47	523,940
	209	Banc of America Alternative Loan Trust, 1 Month USD LIBOR + 0.65%	2.211	(n)	07/25/46	160,209
		Banc of America Funding Trust
	238		5.25		07/25/37	235,968
	105		6.00		07/25/37	87,672
		BCAP LLC Trust
	635	1 Month USD LIBOR + 0.18% (a)	1.732	(n)	07/26/35	608,123
	206	(a)	5.24	(n)	03/26/37	179,183
	649	Bear Stearns Structured Products, Inc. Trust	3.457	(n)	01/26/36	594,731
		Bear Stearns Trust
	132		3.563	(n)	05/25/47	122,683
	497		3.636	(n)	05/25/36	459,091
	157	Chase Mortgage Finance Trust, 1 Month USD LIBOR + 0.60%	2.161	(n)	02/25/37	100,793
	104	ChaseFlex Trust	6.50		02/25/35	108,741
		CHL Mortgage Pass-Through Trust
	518		3.297	(n)	09/25/34	477,926
	727		3.61	(n)	02/19/34	737,293
	388		5.50		05/25/34	396,323
	1,342	CHL Mortgage Pass-Through Trust Resecuritization	6.00		12/25/36	1,271,228

	216	Citigroup Mortgage Loan Trust	3.658	(n)	11/25/36	205,797
		CSFB Mortgage-Backed Pass-Through Certificates
	808		6.50		12/25/33	864,919
	612		7.50		10/25/32	631,406
		CSMC Mortgage-Backed Trust
	1,017		5.587	(n)	04/25/37	506,116
	1,967		6.50		05/25/36	1,025,306
	900	CSMC Trust (a)	4.478	(n)	11/25/57	902,514
EUR	671	EMF-NL Prime, 3 Month EURIBOR + 0.80% (Netherlands)	0.471	(n)	04/17/41	792,839
GBP	976	Eurosail PLC, 3 Month GBP LIBOR + 0.95% (United Kingdom)	1.47	(n)	06/13/45	1,319,837
	634	Farringdon Mortgages No. 2 PLC, 3 Month GBP LIBOR + 1.50% (United Kingdom)	2.022	(n)	07/15/47	888,168
		Federal Home Loan Mortgage Corporation
$720		1 Month USD LIBOR + 3.75%	5.311	(n)	09/25/24	830,855
	426	1 Month USD LIBOR + 4.00%	5.561	(n)	08/25/24	466,090
	58	First Horizon Alternative Mortgage Securities Trust	6.00		08/25/36	48,691
		GreenPoint Mortgage Funding Trust
	497	1 Month USD LIBOR + 0.16%	1.721	(n)	02/25/37	488,376
	562	1 Month USD LIBOR + 0.18%	1.741	(n)	01/25/37	531,946
	252	1 Month USD LIBOR + 0.29%	1.851	(n)	02/25/36	243,564
EUR	1,523	Grifonas Finance PLC, 6 Month EURIBOR + 0.28% (Greece)	0.008	(n)	08/28/39	1,677,189
		GSR Mortgage Loan Trust
$34			3.545	(n)	05/25/35	33,550
	241		3.69	(n)	03/25/37	220,922
	1,331		3.866	(n)	12/25/34	1,307,645
	848	HarborView Mortgage Loan Trust	3.364	(n)	05/19/33	862,251
		Impac CMB Trust
	133	1 Month USD LIBOR + 0.75%	2.311	(n)	04/25/35	102,317
	506	1 Month USD LIBOR + 0.78%	2.341	(n)	10/25/35	478,669
		JP Morgan Alternative Loan Trust
	287		6.00		12/25/35	278,734
	149		6.00		08/25/36	159,987
		Lehman Mortgage Trust
	41		5.50		11/25/35	40,322
	146		5.50		02/25/36	153,181
	149		5.50		02/25/36	141,452
	540		6.50		09/25/37	435,957
	1,018	Lehman XS Trust, 1 Month USD LIBOR + 0.22%	1.781	(n)	06/25/47	900,960
EUR	1,461	Ludgate Funding PLC, 3 Month EURIBOR + 0.42% (United Kingdom)	0.091	(n)	12/01/60	1,628,340
$1,131		Luminent Mortgage Trust, 1 Month USD LIBOR + 0.23%	1.791	(n)	05/25/37	1,054,034
		Magnolia Finance XI DAC
EUR	1,719	3 Month EURIBOR + 2.75% (a)	2.75	(n)	04/20/20	2,117,995
		IO
	1,719	(a)	0.25		04/20/20	7,042
		Mansard Mortgages PLC
GBP	714	3 Month GBP LIBOR + 1.10%	1.622	(n)	10/15/48	946,324
	700	3 Month GBP LIBOR + 2.00%	2.516	(n)	12/15/49	1,000,638
		MASTR Adjustable Rate Mortgages Trust
$601		(a)	3.432	(n)	11/25/35	506,277
	501		3.628	(n)	02/25/36	485,141
		MASTR Alternative Loan Trust
	1,475		5.50		02/25/35	1,561,471
	1,418		6.00		05/25/33	1,473,913
	81	MASTR Asset Securitization Trust, 1 Month USD LIBOR + 6.00%	6.00	(n)	06/25/36	79,367
	2,348	Merrill Lynch Mortgage Investors Trust, IO (a)	1.676	(n)	02/25/36	169,476
	612	MortgageIT Trust, 1 Month USD LIBOR + 0.45%	2.011	(n)	10/25/35	591,494

		Nomura Asset Acceptance Corp. Alternative Loan Trust
274		1 Month USD LIBOR + 0.06%	1.621	(n)	10/25/36	225,055
961			4.202	(n)	06/25/36	859,728
2,344			5.755	(n)	06/25/36	1,340,713
GBP	1,000	Oncilla Mortgage Funding PLC, 3 Month GBP LIBOR + 1.90% (United Kingdom)	2.422	(n)	12/12/43	1,421,996
1,000		Paragon Mortgages No. 13 PLC, 3 Month GBP LIBOR + 0.80% (United Kingdom)	1.322	(n)	01/15/39	1,333,339
		RALI Trust
$146			6.00		04/25/36	134,568
203			6.00		08/25/36	187,237
292			6.00		11/25/36	262,591
543			6.00		11/25/36	488,479
60			6.00		01/25/37	50,184
		PAC
80			6.00		04/25/36	73,868
		Reperforming Loan REMIC Trust
421		(a)	6.50		03/25/35	422,220
589		(a)	7.50		11/25/34	583,944
932		Residential Asset Securitization Trust	6.00		05/25/36	912,368
		ResLoC UK PLC
EUR	1,046	3 Month EURIBOR + 0.45%	0.121	(n)	12/15/43	1,147,920
GBP	743	3 Month GBP LIBOR + 0.22%	0.736	(n)	12/15/43	980,443
$935		RFMSI Series Trust	6.00		07/25/36	919,142
GBP	893	RMAC Securities No. 1 PLC, 3 Month GBP LIBOR + 0.47% (United Kingdom)	0.992	(n)	06/12/44	1,216,690
$556		Sequoia Mortgage Trust, 1 Month USD LIBOR + 0.62%	2.181	(n)	07/20/33	535,593
236		STARM Mortgage Loan Trust	3.706	(n)	10/25/37	223,351
		Structured Adjustable Rate Mortgage Loan Trust
728			2.145	(n)	11/25/34	667,513
212			3.559	(n)	06/25/37	208,985
1,429		Structured Asset Mortgage Investments II Trust	1.671	(n)	04/19/35	1,360,432
2,122		Structured Asset Securities Corp., IO (a)	3.211	(n)	07/25/35	206,221
2,276		TBW Mortgage-Backed Trust	6.50		07/25/36	1,590,420
EUR	1,300	TDA 27 FTA, 3 Month EURIBOR + 0.19% (Spain)	0.00	(n)	12/28/50	1,363,842
GBP	800	Trinity Square PLC, 3 Month GBP LIBOR + 3.40% (United Kingdom)	3.921	(n)	07/15/51	1,182,655
$907		Washington Mutual Mortgage Pass-Through Certificates Trust, 12 Month Treasury Average + 0.97%	2.102	(n)	05/25/46	784,675
816		Wells Fargo Alternative Loan Trust	3.911	(n)	07/25/37	804,543
		Total Mortgages - Other (Cost $54,640,691)				59,849,397

		U.S. Treasury Security (1.0%)
5,821		U.S. Treasury Note (Cost $5,712,386)	0.375		01/15/27	5,705,241

		Variable Rate Senior Loan Interests (2.8%)
1,244		Albertsons, LLC, Term B, 1 Month LIBOR + 2.75%	4.323		08/25/21	1,238,619
1,322		Apex Tool Group LLC, Term B, 1 Month LIBOR + 3.25%	4.823		02/01/20	1,327,094
1,243		Associated Asphalt Partners, LLC, Term B, 1 Month LIBOR + 5.25%	6.823		04/05/24	1,185,358
997		BJ’s Wholesale Club, Inc., 1st Lien Term, 1 Month LIBOR + 3.75%	4.953		02/03/24	998,401
1,000		Chassix Holdings, Inc., 1st Lien Term, 6 Month LIBOR + 5.50%	6.938		11/15/23	1,008,750
684		Commercial Barge Line Co., 1st Lien Term, 1 Month LIBOR + 8.75%	10.323		11/12/20	412,658
1,333		Commercial Vehicle Group, Inc., Term B, 1 Month LIBOR + 6.00%	7.573		04/12/23	1,346,456
1,616		Coveris Holdings S.A., Term B, 3 Month LIBOR + 4.25% (Luxembourg)	5.943		06/26/22	1,629,240

1,481	Gruden Acquisition, Inc., 1st Lien Term, 3 Month LIBOR + 5.50%	7.193	08/18/22	1,499,708
975	Kemet Electronic Corp., Term B, 1 Week LIBOR + 6.00%	7.569	04/28/24	993,281
1,250	Michael Baker International, LLC, Term B, 3 Month LIBOR + 4.50%	5.941	11/21/22	1,256,250
731	Neiman Marcus Group Ltd., LLC, Term Loan, 1 Month LIBOR + 3.25%	4.805	10/25/20	628,970
1,500	Office Depot, Inc., Term B, 1 Month LIBOR + 7.00%	8.397	11/08/22	1,518,757
333	SAExploration Holdings, Inc., Term Loan	0.00	01/02/20	313,500
647	syncreon Global Finance, Inc., Term B, 3 Month LIBOR + 4.25% (Netherlands)	6.022	10/28/20	574,290
	Total Variable Rate Senior Loan Interests (Cost $15,984,475)			15,931,332

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Short-Term Investments (8.5%)
	U.S. Treasury Securities (2.4%)
	U.S. Treasury Bills
267	(o)(p)	1.155	04/26/18	266,118
308	(o)(p)	1.16	04/26/18	306,982
648	(o)(p)	1.163	04/26/18	645,858
98	(o)(p)	1.164	04/26/18	97,676
1,633	(o)(p)	1.165	04/26/18	1,627,603
7,046	(o)(p)	1.191	04/26/18	7,022,715
1,000	(o)(p)	1.411	04/26/18	996,695
351	(o)(p)	1.418	04/26/18	349,840
1,413	(o)(p)	1.425	04/26/18	1,408,330
349	(o)(p)	1.428	04/26/18	347,847
418	(o)(p)	1.44	04/26/18	416,619
	Total U.S. Treasury Securities (Cost $13,492,526)			13,486,283

NUMBER OF SHARES (000)
	Securities held as Collateral on Loaned Securities (2.7%)
	Investment Company
15,431	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (q) (Cost $15,431,035)			15,431,035

	Investment Company (3.4%)
19,397	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (q) (Cost $19,397,470)			19,397,470
	Total Short-Term Investments (Cost $48,321,031)			48,314,788

	Total Investments (Cost $566,709,090) (r)(s)(t)		104.0%	587,856,947
	Liabilities in Excess of Other Assets		(4.0)	(22,727,236)
	Net Assets		100.0%	$565,129,711

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

EURIBOR	Euro Interbank Offered Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.

OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation).
PAC	Planned Amortization Class.
PJSC	Public Joint Stock Company.
REMIC	Real Estate Mortgage Investment Conduit.
@	Value is less than $1.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of January 31, 2018.

(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at January 31, 2018 were $15,054,906 and $15,431,035 respectively. The Fund received cash collateral of $15,431,035, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(d)	Amount is less than 0.05%.
(e)	Par is less than $500.
(f)	Capital appreciation bond.
(g)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(h)	Issuer in bankruptcy.
(i)	Non-income producing security; bond in default.
(j)	Illiquid security.
(k)	Acquired through exchange offer.
(l)

At January 31, 2018, the Fund held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(m)	When-issued security.
(n)

Floating or Variable rate securities: The rates disclosed are as of January 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(o)	Rate shown is the yield to maturity at January 31, 2018.
(p)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(q)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended January 31, 2018, advisory fees paid were reduced by $10,267 relating to the Fund’s investment in the Liquidity Funds.

(r)	Securities are available for collateral in connection with purchase of when-issued securities, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(s)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended January 31, 2018, the Fund did not engage in any cross-trade transactions.

(t)

At January 31, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $34,301,491 and the aggregate gross unrealized depreciation is $19,126,669, resulting in net unrealized appreciation of $15,174,822.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at January 31, 2018:

						UNREALIZED
	CONTRACTS		IN EXCHANGE		DELIVERY	APPRECIATION
COUNTERPARTY	TO DELIVER		FOR		DATE	(DEPRECIATION)
Australia and New Zealand Banking Group	$634,551		AUD	809,488	02/08/18	$17,706
Australia and New Zealand Banking Group	$16,733		EUR	13,493	02/08/18	25
Bank of America NA	AUD	18,542,705		$14,117,414	02/08/18	(823,658)
Bank of America NA	AUD	5,419,455		$4,119,978	02/08/18	(246,832)
Bank of America NA	CHF	2,675,000		$2,725,712	02/08/18	(149,638)
Bank of America NA	EUR	87,817		$104,268	02/08/18	(4,803)
Bank of America NA	GBP	13,670,236		$18,444,908	02/08/18	(969,222)
Bank of America NA	HUF	336,594,900		$1,265,823	02/08/18	(81,050)
Bank of America NA	MXN	152,091,528		$8,046,319	02/08/18	(117,474)
Bank of America NA	PLN	4,943,612		$1,390,401	02/08/18	(87,402)
Bank of America NA	SEK	13,461,536		$1,608,294	02/08/18	(100,725)
Bank of America NA	$23,022		GBP	17,188	02/08/18	1,388
Bank of America NA	$3,331,198		MXN	64,001,078	02/08/18	104,178
Barclays Bank PLC	CAD	7,229		$5,713	02/08/18	(165)
Barclays Bank PLC	EUR	2,158,765		$2,603,281	02/08/18	(77,951)
Barclays Bank PLC	EUR	699,231		$843,211	02/08/18	(25,249)
Barclays Bank PLC	EUR	39,375		$48,215	02/08/18	(689)
Barclays Bank PLC	HUF	26,168,217		$102,266	02/08/18	(2,445)
Barclays Bank PLC	MYR	5,809,000		$1,422,206	02/08/18	(67,945)
Barclays Bank PLC	PLN	39,519		$11,454	02/08/18	(360)
Barclays Bank PLC	$6,659		GBP	4,685	02/08/18	(5)
Barclays Bank PLC	$2,795,623		INR	178,850,000	02/08/18	14,330
Barclays Bank PLC	$2,717,255		MYR	10,850,000	02/08/18	66,035
Barclays Bank PLC	$5,002,776		NOK	41,390,000	02/08/18	367,352
Barclays Bank PLC	$5,447,669		PEN	17,645,000	02/08/18	37,571
BNP Paribas SA	$60,488		EUR	50,188	02/08/18	1,847
BNP Paribas SA	$527,048		EUR	430,850	02/08/18	8,077
BNP Paribas SA	$67,053		GBP	48,565	02/08/18	1,918
BNP Paribas SA	$78,374		ZAR	966,448	02/08/18	3,134
Citibank NA	EUR	74,625,572		$88,658,165	02/08/18	(4,028,371)
Citibank NA	EUR	147,970		$174,894	02/08/18	(8,888)
Citibank NA	HUF	1,533,154,054		$5,796,890	02/08/18	(337,971)
Citibank NA	JPY	828,164,000		$7,368,958	02/08/18	(219,512)
Commonwealth Bank of Australia	$1,125,575		AUD	1,390,000	02/08/18	(5,561)
Commonwealth Bank of Australia	$6,273,283		JPY	698,000,000	02/08/18	122,494
HSBC Bank PLC	AUD	611,208		$462,784	02/08/18	(29,706)
HSBC Bank PLC	EUR	2,072,392		$2,453,194	02/08/18	(120,761)
HSBC Bank PLC	EUR	122,171		$151,633	02/08/18	(106)
HSBC Bank PLC	$1,772,159		EUR	1,465,000	02/08/18	47,402
HSBC Bank PLC	$647,332		EUR	532,609	02/08/18	14,180
JPMorgan Chase Bank NA	BRL	32,608,481		$10,038,012	02/08/18	(187,975)
JPMorgan Chase Bank NA	BRL	3,312,498		$1,046,438	02/08/18	7,641
JPMorgan Chase Bank NA	EUR	113		$136	02/08/18	(5)
JPMorgan Chase Bank NA	IDR	77,361,547,780		$5,692,535	02/08/18	(83,215)
JPMorgan Chase Bank NA	PEN	18,250,000		$5,630,110	02/08/18	(43,205)
JPMorgan Chase Bank NA	RUB	225,787,000		$3,810,237	02/08/18	(203,359)
JPMorgan Chase Bank NA	$396,979		BRL	1,288,554	02/08/18	7,110
JPMorgan Chase Bank NA	$4,019,673		BRL	13,277,784	02/08/18	144,227
JPMorgan Chase Bank NA	$383,273		EUR	321,742	02/08/18	16,338
JPMorgan Chase Bank NA	$3,853		GBP	2,878	02/08/18	234
JPMorgan Chase Bank NA	ZAR	966,448		$80,673	02/08/18	(835)
Royal Bank of Canada	AUD	204,136		$156,569	02/08/18	(7,917)
Royal Bank of Canada	PLN	221,229		$62,567	02/08/18	(3,565)
Royal Bank of Canada	$283,264		EUR	233,115	02/08/18	6,270
Royal Bank of Canada	$22,233		EUR	17,951	02/08/18	63
Royal Bank of Canada	$22,364		GBP	16,385	02/08/18	906
Royal Bank of Canada	$136,026		GBP	101,182	02/08/18	7,670
UBS AG	$1,122,538		CHF	1,050,000	02/08/18	6,104
UBS AG	$1,906,593		EUR	1,550,000	02/08/18	18,540
						$(7,013,825)

Futures Contracts:

The Fund had the following futures contracts open at January 31, 2018:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value	Unrealized Appreciation (Depreciation)
Long:
U.S. Treasury Ultra Bond	157	Mar-18	15,700	$25,424,187	$(772,675)
Australian 10 yr. Bond	58	Mar-18	5,800	5,963,189	(113,483)
Short:
German Euro BOBL	7	Mar-18	(700)	(1,133,721)	1,999
U.S. Treasury 30 yr. Bond	12	Mar-18	(1,200)	(1,773,750)	39,562
UK Long Gilt Bond	19	Mar-18	(1,900)	(3,294,988)	43,263
U.S. Treasury 10 yr. Note	34	Mar-18	(3,400)	(4,133,656)	51,000
German Euro Bund	42	Mar-18	(4,200)	(8,281,683)	135,813
U.S. Treasury 10 yr. Ultra Long Bond	105	Mar-18	(10,500)	(13,671,328)	272,930
German Euro OAT	132	Mar-18	(13,200)	(25,062,866)	734,203
U.S. Treasury 5 yr. Note	399	Mar-18	(39,900)	(45,769,664)	747,262
U.S. Treasury 2 yr. Note	292	Mar-18	(58,400)	(62,264,438)	367,759
					$1,507,633

Credit Default Swap Agreements:

The Fund had the following credit default swap agreements open at January 31, 2018:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value	Upfront Payment Paid (Received)	Unrealized Depreciation
Credit Suisse International
CMBX.NA.BBB.60	NR	Sell	3.00%	Monthly	5/11/63	$1,500	$(221,640)	$(100,239)	$(121,401)
Credit Suisse International
CMBX.NA.BBB.60	NR	Sell	3.00	Monthly	5/11/63	3,000	(443,280)	(203,132)	(240,148)
Credit Suisse International
CMBX.NA.BBB.60	NR	Sell	3.00	Monthly	5/11/63	4,096	(605,225)	(154,686)	(450,539)
Deutsche Bank AG
CMBX.NA.BB.60	NR	Sell	5.00	Monthly	5/11/63	335	(80,335)	2,284	(82,619)
Goldman Sachs International
CMBX.NA.BB.60	NR	Sell	5.00	Monthly	5/11/63	416	(99,759)	(59,883)	(39,876)
Goldman Sachs International
CMBX.NA.BB.60	NR	Sell	5.00	Monthly	5/11/63	586	(140,527)	(401)	(140,126)
Goldman Sachs International
CMBX.NA.BBB.60	NR	Sell	3.00	Monthly	5/11/63	2,473	(365,411)	(94,806)	(270,605)
Goldman Sachs International
CMBX.NA.BBB.60	NR	Sell	3.00	Monthly	5/11/63	2,431	(359,205)	(94,508)	(264,697)
Morgan Stanley & Co., LLC*
CDX.NA.HY.29	NR	Buy	5.00	Quarterly	12/20/22	23,325	(2,091,022)	(1,770,627)	(320,395)
						$38,162	$(4,406,404)	$(2,475,998)	$(1,930,406)

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at January 31, 2018:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/Received	Maturity Date	Notional Amount (000)	Value	Upfront Payment Paid	Unrealized Appreciation
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.28%	Semi-Annual/ Quarterly	12/8/26	$8,000	$286,295	$—	$286,295
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.48	Semi-Annual/ Quarterly	12/21/26	21,800	434,336	—	434,336
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.59	Semi-Annual/ Quarterly	12/8/46	1,100	58,917	—	58,917
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.74	Semi-Annual/ Quarterly	12/21/46	6,900	159,445	—	159,445
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.48	Semi-Annual/ Quarterly	5/23/47	2,000	154,079	—	154,079
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.56	Semi-Annual/ Quarterly	11/9/47	6,300	370,491	—	370,491
						$46,100	$1,463,563	$—	$1,463,563

†	Credit rating as issued by Standard & Poor’s.
*	Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
NR	Not rated.
LIBOR	London Interbank Offered Rate.
OAT	Obligations Assimilables du Trésor (French Treasury Obligation).

Currency Abbreviations:

ARS	Argentine Peso.
AUD	Australian Dollar.
BRL	Brazilian Real.
CAD	Canadian Dollar.
CHF	Swiss Franc.
DKK	Danish Krone.
EUR	Euro.
GBP	British Pound.
HUF	Hungarian Forint.
IDR	Indonesian Rupiah.
INR	Indian Rupee.
JPY	Japanese Yen.
MXN	Mexican Peso.
MYR	Malaysian Ringgit.
NOK	Norwegian Krone.
PEN	Peruvian Nuevo Sol.
PLN	Polish Zloty.
RUB	Russian Ruble.
SEK	Swedish Krona.
USD	United States Dollar.
ZAR	South African Rand.

PORTFOLIO COMPOSITION** as of 01/31/18	Percentage of Total Investments
Corporate Bonds	39.3%
Sovereign	26.5
Mortgages - Other	10.5
Asset-Backed Securities	9.5
Short-Term Investments	5.8
Commercial Mortgage-Backed Securities	4.0
Variable Rate Senior Loan Interests	2.8
U.S. Treasury Security	1.0
Collateralized Mortgage Obligations - Agency Collateral Series	0.6
Agency Fixed Rate Mortgages	0.0	***
	100.0	%****

**	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of January 31, 2018.
***	Amount is less than 0.05%.
****

Does not include open long/short futures contracts with an underlying face amount of $196,773,470 with net unrealized appreciation of $1,507,633. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of $7,013,825 and does not include open swap agreements with net unrealized depreciation of $466,843.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Portfolio of Investments • January 31, 2018 (unaudited)

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), each a wholly-owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) certain senior collateralized loans (“Senior Loans”) are valued based on quotations received from an independent pricing service; (6) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (7) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2018.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Assets:
Fixed Income Securities
Corporate Bonds	$—	$225,173,829	$—	†	$225,173,829	†
Sovereign	—	151,890,466	—		151,890,466
Agency Fixed Rate Mortgages	—	130,633	—		130,633
Asset-Backed Securities	—	54,604,215	—		54,604,215
Collateralized Mortgage Obligations - Agency Collateral Series	—	3,610,232	—		3,610,232
Commercial Mortgage-Backed Securities	—	22,646,814	—		22,646,814
Mortgages - Other	—	59,849,397	—		59,849,397
U.S. Treasury Security	—	5,705,241	—		5,705,241
Variable Rate Senior Loan Interests	—	15,931,332	—		15,931,332
Total Fixed Income Securities	—	539,542,159	—	†	539,542,159	†
Short-Term Investments
U.S. Treasury Securities	—	13,486,283	—		13,486,283
Investment Company	34,828,505	—	—		34,828,505
Total Short-Term Investments	34,828,505	13,486,283	—		48,314,788
Foreign Currency Forward Exchange Contracts	—	1,022,740	—		1,022,740
Futures Contracts	2,393,791	—	—		2,393,791
Interest Rate Swap Agreements	—	1,463,563	—		1,463,563
Total Assets	37,222,296	555,514,745	—	†	592,737,041	†
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(8,036,565)	—		(8,036,565)
Futures Contracts	(886,158)	—	—		(886,158)
Credit Default Swap Agreements	—	(1,930,406)	—		(1,930,406)
Total Liabilities	(886,158)	(9,966,971)	—		(10,853,129)
Total	$36,336,138	$545,547,774	$—	†	$581,883,912	†

†    Includes one security which is valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of January 31, 2018, the Fund did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate Bond
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†

Net change in unrealized appreciation (depreciation) from investments still held as of January 31, 2018	$—	†

†                 Includes one security which is valued at zero.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Fixed Income Opportunities Fund

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
March 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
March 20, 2018

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 20, 2018